Income Taxes (Tables)	12 Months Ended
Apr. 30, 2018
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Summary of Earning Before Income Taxes

For the periods ended	April 30, 2018	April 30, 2017
(Loss) Earnings before income taxes	$(17,945)	$4,361
Income tax expense (recovery) at statutory rate	(5,981)	1,134
Difference from higher statutory tax rates on earnings of foreign subsidiaries	(917)	—
Permanent Difference	—	(1,286)
Effect of Mexican mining royalty tax (SMD) on deferred income tax liabilities	(375)	(3,568)
Recognition of previously unrecognized non-capital loss carry forward and other deductible tax benefits	1,328	859

Income tax (recovery) expense	$(5,945)	$(2,861)

Summary of Significant Components of Deferred Income Tax Assets and Liabilities

The significant components of the Company’s deferred income tax assets and liabilities are as follows:

	April 30, 2018	April 30, 2017
Deferred income tax assets (liabilities):
Mining interest, plant and equipment	$(4,235)	$(7,805)
Payments to defer	(172)	(31)
Insurance	(14)	(14)
Reclamation and closure costs provision	956	1,018
Exploration assets	(368)	(346)
Expenses reserve	255	146
Pension-fund reserve	200	121
Deferred mining tax	(1,193)	(1,670)
Non-capital losses and other deductible tax benefits	5,316	4,682
Sale on San Pedrito	—	(2,138)
Other	(748)	(723)

Deferred income tax liabilities, net	$(3)	$(6,460)